Summary of significant accounting policies (Policies)	6 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information, and with the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of the Company, the accompanying unaudited condensed financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of March 31, 2025, and its results of operations and cash flows for the six months ended March 31, 2024 and 2025. The condensed balance sheet as of September 30, 2024, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The accompanying unaudited interim condensed consolidated financial statements should be read in conjunction with audited consolidated financial statements and accompanying notes in the Company’s Annual Report on Form 20-F for the fiscal year ended September 30, 2024.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Use of estimates

(b) Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited interim condensed consolidated financial statements and accompanying notes. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited interim condensed consolidated financial statements.

Cash and cash equivalents

(c) Cash and cash equivalents

Cash and cash equivalents consist of the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Restricted cash

(d) Restricted cash

Restricted cash represents the cash in an escrow account for a period of six months following the completion of the IPO. The escrow account shall be used in the event that the Group would be required to indemnify the underwriter and other indemnified persons any losses mainly from litigation or claims against the Group during IPO process pursuant to the terms of an underwriting agreement with the underwriter.

Accounts receivable, net

(e) Accounts receivable, net

Accounts receivable represent the amounts that the Group has an unconditional right to consideration. Accounts receivable, net are stated at the original amount less provision for credit losses. The Group performs ongoing credit evaluation of its customers, and assesses allowance for credit losses based on credit loss model on portfolio basis. The Group estimates the loss rate based on historical experience, the age of the receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. Accounts receivable balances are written off after all collection efforts have been exhausted.

Adoption of Accounting Standards Update (“ASU”) 2016-13

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Group adopted ASU 2016-13 from October 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to accumulated deficit in the amount of US$2 recognized as of October 1, 2023.

Inventories

(f) Inventories

Inventories, primarily consisting of new energy vehicles and auto parts and auto accessories sales available for sale, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of transportation. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. For the six months ended March 31, 2024 and 2025, the Group recorded inventory write-downs of nil and nil, respectively.

Property, equipment and software, net

(g) Property, equipment and software, net

Property, equipment and software are purchased from third parties and carried at acquisition cost less accumulated depreciation, amortization and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives.

Impairment of long-lived assets

(h) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of a long-lived asset (asset group) may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived asset (asset group) to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset (asset group), the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the asset (asset group). Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Fair value measurement

(i) Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

● Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

● Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

● Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, amounts due from related parties, other receivables included in prepayments, receivables and other assets, short-term loan, convertible bonds, accounts payable, amounts due to related parties, other payables included in accrued expenses and other current liabilities. As of September 30, 2024 and March 31, 2025, the carrying amounts of other financial instruments approximated to their fair values due to the short- term maturity of these instruments.

Commitments and contingencies

(j) Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including capital commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Convertible bonds

(k) Convertible bonds

The Group evaluates its convertible bond to determine if the contract or embedded component of the contract qualifies as derivatives to be separately accounted for in accordance with ASC 480, “Distinguish by Liabilities from Equity”, and ASC 815, “Derivatives and Hedging” in relation to the conversion feature, call and put option and settlement feature. The result of this accounting treatment is that the fair value of the embedded derivative, if required to be bifurcated, is marked-to-market at each balance sheet date and recorded as a liability with change in fair value recorded in the unaudited interim condensed consolidated statement of operations. After considering the impact of such features, the Group concludes that, as of September 30, 2024 and March 31, 2025, the convertible bonds did not contain any derivative feature. Convertible bonds without derivative features were subsequently measured at amortized cost, using the effective interest rate method. The effective interest rates are the actual interest rate stated in the contracts and there was no discount or premium on acquisition fees or costs.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Revenue recognition

(l) Revenue recognition

The Group’s revenues are mainly generated from 1) auto parts and auto accessories sales, 2) new car sales, and 3) automotive insurance related services.

The Group recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services net of business tax and value added tax. A description of the principal revenue generating activities of Group is as follows:

Auto parts and auto accessories sales

The Group offers auto parts and auto accessories inclusive of lubricating oils, tires, accumulators and others to customers, including the dealers of auto parts and auto accessories and automotive service stores.

The Group enters into framework sales contract with customers usually for one year. The framework sales contract provides the general payment and delivery terms, and specific orders shall be placed to the Group for the purchase a number of specific parts and accessories at fixed unit price. The framework sales contract does not set price range, minimum purchase threshold nor minimum prepayment requirement. For each specific order, the Group determines the part unit price after taking the market supply situation, purchase volume and the Group’s stock level into consideration. Under the specific order, full amount prepayment is required in general, and the Group’s performance obligation is to deliver agreed-upon auto parts and auto accessories to the customer. No variable price included in the contract and no significant warranty responsibility after delivery. The revenue from auto parts and auto accessories sales is recognized at a point in time upon delivery of products with the customer’s acceptance.

New car sales

The Group generates revenue from sales of new cars primarily the parallel-import cars and a small portion of new energy vehicles through a contract with customer.

For the sales of parallel-import cars, the Group usually first receives purchase intention from customer and feedbacks dynamic quotation taking the market supply and the customizations of the vehicles such as color and trim into consideration. The Group collects the full and fixed deposit of the determined vehicle model from the customer and purchases the vehicle from upstream suppliers. The customer usually enters into the definitive contract with the Group when the vehicle has arrived in port. The contract explicitly states the vehicle model and fixed transaction price that have already been mutually agreed per the purchase intention. The purchase intention is cancellable with partially refundable deposit but the definitive contract is not cancellable. The Group deducts a portion of deposit and returns the rest to the customer upon the cancellation of purchase intention due to the customer’s discretion. The Group returns full deposit if the purchase intention is cancelled for the non-customer reasons.

The Group primarily marketed new energy vehicles directly to customers and ceased the cooperation with MBS stores gradually. The Group mainly attracts individual customers or car dealers to buy cars after the Group directly showed the customers to the leased warehouse to check on the cars. The selling price of vehicles is determined by the Group. When the customers decide to purchase the vehicles, the Group will sign official contract with the customers and the customers can pick up the vehicles in the warehouse. For new car sales, the Group identifies only one performance obligation in the contract with customer to provide customer the specific car explicitly stated in a sales contract with terms of model, color and configurations at a fixed price and full amount payment is required before or upon customer’s pickup of the cars. There is no warranty responsibility after delivery. The Group recognizes revenue from new car sales at a point in time when the control of the car is transferred to the customer upon the customer’s pickup and acceptance of car.

Automotive insurance related services

The Group provides a variety of insurance related services, mainly including value-added maintenance service and claim and repair service.

Value-added maintenance service

The Group contracts with insurance companies to provide washing, interior sterilization and other after- sales services to the insurance companies’ insured car owners with fixed unit price of each kind of service during the contract period usually one year. The Group determines each specific service as a contract and the Group only has one performance obligation to provide such service. The Group’s performance obligation is completed when the insured car owners insurance companies receive the service. The Group reconciles the service volume with insurance companies regularly and collects considerations from companies monthly. Revenue from insurance value-added service is recognized at a point of time when the Group completes the service since the customers could benefit from the service at that point in time.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Claim and repair service

The Group contracts with insurance companies to provide assistance in damage assessment and claim settlement, as well as repair when insured cars are damaged in a covered incident. Under the contract, separate repair orders are generated by insurance companies for each car accident. The Group regards each repair order as a contract and the Group only has one performance obligation to repair the damaged cars to good physical condition. The transaction price is determined usually including cost of repair service and required parts and accessories upon the damage assessment with certain mark-up and payment is usually required before the completion of repair. Revenue from claim and repair service is recognized at a point in time when the service is provided since the customers could benefit from the service at that point of time.

Principal versus agent considerations

The sales of new cars and auto parts and auto accessories are purchased from third parties, and the automotive insurance related services involve third parties in the provision of services. The Group evaluates the presentation of revenue on a gross versus net basis based on whether it controls the merchandises and services before transfers or provides them to customers.

The Group considers itself a principal and recognizes revenues from the sales of new cars and auto parts and auto accessories and provision of value-added maintenance service and claim and repair service on a gross basis as it controls the products or services based on that the Group is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before the specified good or service has been transferred to a customer and has discretion in establishing the price for the specified good or service.

The Group considers itself an agent and recognizes revenue from insurance intermediation services on a net basis due to lack of primary responsibility, credit risk of service and pricing discretion.

The following table disaggregates the Group’s revenues for the six months ended March 31, 2024 and 2025:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
By revenue type:
Auto parts and auto accessories sales	23,348	78,949
New car sales	$24,435	$922
Automotive insurance related services	359	-
Total	$48,142	$79,871

The revenues recognized over time were nil and nil during the six months ended March 31, 2024 and 2025, respectively. The revenues recognized at a point in time were US$48,142 and US$79,871 during the six months ended March 31, 2024 and 2025, respectively.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of September 30, 2024 and March 31, 2025.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

The contract liabilities consist of deferred revenues, which represent the billings or cash received for services in advance of revenue recognition and are recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenues amounted to US$6,545 and US$4,187 as of September 30, 2024 and March 31, 2025, respectively. The Group expects the balance as of March 31, 2025 to be recognized as revenues over the next 12 months. The amount of revenue recognized during the six months ended March 31, 2024 and 2025 that was previously included in the deferred revenue as of September 30, 2023 and 2024 was US$7,105 and US$4,125, respectively.

Cost of revenues

(m) Cost of revenues

Cost of revenues consists primarily of (i) cost of auto parts and auto accessories sales, (ii) cost of new car sales, (iii) cost of automotive insurance related services and other costs related to the business operation.

Research and development expenses

(n) Research and development expenses

Research and development expenses consist primarily of share-based compensation expense, payroll and related expenses for research and development professionals, platform development fees and others. Research and development expenses are expensed as incurred.

Selling and marketing expenses

(o) Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) share-based compensation expense, (ii) market promotion and entertainment expenses and (iii) staff cost, rental and depreciation related to selling and marketing functions. Advertising costs, which consist primarily of online advertisements, are expensed as incurred. The market promotion and entertainment expenses were US$12 and US$534, including advertising costs were US$12 and US$530 for the six months ended March 31, 2024 and 2025, respectively.

General and administrative expenses

(p) General and administrative expenses

General and administrative expenses mainly consist of (i) share-based compensation expense, (ii) staff cost, rental and depreciation related to general and administrative personnel, (iii) professional service fees; (iv) expected credit losses for receivables, advance to suppliers and other receivables; and (v) other corporate expenses.

Employee benefits

(q) Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying unaudited interim condensed consolidated statements of operations and comprehensive loss amounted to US$159 and US$189 for the six months ended March 31, 2024 and 2025, respectively.

Leases

(r) Leases

The Group enters into lease agreements to have leasing for office spaces and warehouse.

The Group adopted the new lease accounting standard, ASC Topic 842, Leases (“ASC 842”), from October 1, 2021. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease. However, the Group did not enter into finance leases for any of the periods presented.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Operating lease ROU assets

The right-of-use assets are initially measured at cost, which comprise the initial amounts of the lease liabilities adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. Lease payments included in the measurement of the lease liabilities comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Income taxes

(s) Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited interim condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely- than-not threshold for unaudited interim condensed consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($14). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its unaudited interim condensed consolidated statements of income for the six months ended March 31, 2024 and 2025, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)

(t) Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the unaudited interim condensed consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general taxpayer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Foreign currency transactions and translations

(u) Foreign currency transactions and translations

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Group’s financial statements are reported using U.S. Dollars (“US$” or “$”). The results of operations and the unaudited interim condensed consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited interim condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited interim condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in unaudited interim condensed consolidated statements of changes in shareholder’s deficit. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against $ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s financial condition in terms of $ reporting. The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed consolidated financial statements:

	As of September 30,	As of March 31,
	2024	2025
Balance sheet items, except for equity accounts	7.0176	7.2567

	For the six months ended March 31,
	2024	2025
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2063	7.2291

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Non-controlling interest

(v) Non-controlling interest

For the Group’s majority-owned subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Unaudited interim condensed consolidated net loss on the unaudited interim condensed consolidated statements of operations and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Group’s unaudited interim condensed consolidated balance sheets.

Mezzanine equity

(w) Mezzanine equity

Where equity interests are determined to be conditionally redeemable upon the occurrence of certain events that are not solely within the control of the Group, and upon such event, the shares would become redeemable at the option of the holders, they are classified as mezzanine equity (temporary equity). The purpose of this classification is to convey that such a security may not be permanently part of equity and could result in a demand for cash or other assets of the entity in the future. The Group accretes the redeemable equity interests to their redemption value, which is purchase price plus interest per year over the period since issuance to the redemption date or the waiver date. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

The Group assessed whether an amendment to the terms of its mezzanine equity was an extinguishment or a modification based on a qualitative or quantitative evaluation of the amendment. If the amendment adds, removes, significantly changes to a substantive contractual term or to the nature of the overall instrument, the amendment results in an extinguishment of the mezzanine equity. When mezzanine equity is extinguished, the Group charged the excess of carrying amount of the redeemable equity over the fair value of the consideration transferred to the holders of these redeemable equity interest to accumulated deficit and recognized the fair value of these redeemable equity interest into additional paid-in capital. When mezzanine equity is modified, the increase of the fair value immediately after the amendment is treated as a deemed dividend to the mezzanine equity shareholders. Modifications that result in a decrease in the fair value of the mezzanine equity is not recognized.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

Statutory reserves

(x) Statutory reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the six months ended March 31, 2024 and 2025, no appropriation was made to the statutory surplus fund and discretionary surplus fund by the Group’s PRC subsidiaries as these PRC companies did not earn any after-tax profits as determined under PRC GAAP.

Share-based compensation

(y) Share-based compensation

The Group grants restricted share units of the Company to eligible employees and grant shares of the Company to an external consultant and accounts for these share-based awards in accordance with ASC 718 Compensation-Stock Compensation.

Share-based awards granted are measured at fair value on grant date and the value is recognized as share-based compensation expense (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period, for all share-based awards granted with graded vesting based on service conditions and for awards with performance conditions if it is probable that the performance condition will be achieved. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. Share-based compensation expense, when recognized, is charged to the unaudited interim condensed consolidated statements of operations with the corresponding entry to additional paid-in capital. The fair values of restricted share units (“RSUs”) and restricted shares are determined with reference to the fair value, which is the share price of the underlying shares.

Comprehensive loss

(z) Comprehensive loss

The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive loss includes net loss and other comprehensive income or loss, which primarily consists of the foreign currency translation adjustment that has been excluded from the determination of net loss.

Earnings per share

(aa) Earnings per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings (loss) per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

The Group’s redeemable principal interests are participating securities, as they have contractual nonforfeitable right to participate in distributions of earnings and have contractual obligation to absorb the Group’s losses after the issuance of redeemable and non-redeemable shares. Accordingly, any undistributed net income (loss) is allocated on a pro rata basis to ordinary shares and redeemable equity interests and the undistributed income (loss) is calculated using the total net loss less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public shareholders. When redeemable equity is extinguished, the loss on extinguishment is included in the net earnings (loss) attributable to ordinary shareholders.

Diluted earnings (loss) per share is calculated by dividing net earnings (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such share would be anti-dilutive. The effect of restricted share units, which was nil and 5,281,133 ordinary shares as of March 31, 2024 and 2025, respectively, were excluded from the computation of diluted earnings (loss) per share for the six months ended March 31, 2024 and 2025 as its effect would be anti-dilutive.

The net loss per share presented in the unaudited interim condensed consolidated statements of operations and comprehensive loss was based on the following:

	For the six months ended		For the six months ended
	March 31, 2024		March 31, 2025
	Redeemable ordinary shares	Non-redeemable ordinary shares	Redeemable ordinary shares	Non-redeemable ordinary shares
Numerator:
Attribution of net loss	$(2,832)	$(7,210)	$-	$(5,239)
Accretion of mezzanine equity to redemption value	5,558	-	-	-
Allocation of net income (loss)	$2,726	$(7,210)	$-	$(5,239)

Denominator:
Basic and diluted weighted average shares outstanding	28,900,700	73,580,500	-	106,059,912
Basic and diluted net income (loss) per ordinary shares	$0.09	$(0.10)	$-	$(0.05)

Segment reporting

(bb) Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the unaudited interim condensed consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group has concluded that consolidated net income (loss) is the measure of segment profitability. The Group does not distinguish between markets or segments for the purpose of internal reporting.

As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Recent accounting pronouncements

(cc) Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group determined that there will be no material impact from the adoption of ASU 2023-07 on its financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. This ASU may be applied either prospectively to financial statements issued for reporting periods after its effective date or retrospectively to all prior periods presented in the financial statements. The Group is currently evaluating the impact of adopting the standard.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (“Topic 326”). This ASU provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of adopting the standard.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the unaudited interim condensed consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its unaudited interim condensed consolidated financial condition, results of operations, cash flows or disclosures.